Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 59,914	¥ 81,466	¥ 121,776	¥ 146,682
Weighted-average shares	1,184,070	1,206,784	1,187,885	1,211,058
Effect of dilutive securities
Stock compensation	1,498	1,341	1,365	1,202
Weighted-average shares for diluted EPS computation	1,185,568	1,208,125	1,189,250	1,212,260
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 50.6	¥ 67.51	¥ 102.52	¥ 121.12
Diluted	¥ 50.54	¥ 67.43	¥ 102.4	¥ 121